Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Geographical Analysis of Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 22,200	$ 22,121
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	21,954	21,832
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 246	$ 289